CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 107,056	$ 47,484	$ 63,131
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	12,911	5,744	(17,948)
Unrealized gain (loss) from derivative instruments, net	143	29	(55)
Unrealized gain (loss) from available-for-sale securities, net	170	(56)	(192)
Realized gain (loss) from derivative instruments, net	0	0	32
Realized loss (gain) from available-for-sale securities	0	669	714
Total other comprehensive income (loss), net of tax	13,224	6,386	(17,449)
Total Comprehensive income	120,280	53,870	45,682
Comprehensive income attributable to redeemable non-controlling interests	1,735	(1,021)	0
Comprehensive income attributable to non-controlling interests	31,281	25,607	14,419
Comprehensive income attributable Formula Systems (1985) shareholders	$ 87,264	$ 29,284	$ 31,263